CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 166,555	$ 242,431	$ 102,983
Other comprehensive income (loss) (net of tax of nil):
Foreign currency translation adjustment	319	(50,577)	39,305
Gain (loss) on commodity hedge		953	(1,844)
Gain (loss) on interest rate swap	(5,847)	5,141	(246)
De-recognition of commodity hedge and interest rate swap		(8,752)
Comprehensive income	161,027	189,196	140,198
Less: comprehensive income (loss) attributable to non-controlling interests	(11,100)	8,241	2,846
Comprehensive income attributable to Canadian Solar Inc.	$ 172,127	$ 180,955	$ 137,352